Financial Instruments and Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Instruments and Derivatives [Abstract]
FINANCIAL INSTRUMENTS AND DERIVATIVES

NOTE 5 - FINANCIAL INSTRUMENTS AND DERIVATIVES

The Company periodically enters into various commodity derivative financial instruments intended to hedge against exposure to market fluctuations of oil prices.   As of September 30, 2012, the Company maintained an active commodity swap for 100 barrels per day through December 31, 2012 at a price of $96.25 per barrel, a swap for 100 barrels per day for the period of January 1, 2013 through June 30, 2013 at a price of $106.25 per barrel, and a swap for 100 barrels per day for the period of January 1, 2013 through December 31, 2013 at a price of $96.90.

The amounts of gains and losses recognized as a result of our derivative financial instruments were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Realized gain on commodity price derivatives	$37,341	$733,830	$49,729	$402,256
Unrealized gains (losses) on commodity price derivatives	$(130,000)	$-	$445,609	$222,788

Realized gains and losses occur as individual swaps mature and settle.  These gains and losses are recorded as income or expenses in the periods during which applicable contracts settle.  Swaps which are unsettled as of a balance sheet date are carried at fair market value, either as an asset or liability (See Note 6 — “Fair Value of Financial Instruments”).  Unrealized gains and losses result from mark-to-market changes in the fair value of these derivatives between balance sheet dates. On November 5, 2012, the company liquidated all of its price derivatives for proceeds of $0.60 million.

NOTE 5 - FINANCIAL INSTRUMENTS AND DERIVATIVES

Periodically, the Company enters into various commodity derivative financial instruments intended to hedge against exposure to market fluctuations of oil prices. During the year ended December 31, 2011, the Company terminated and settled certain future commodity swaps resulting in a realized gain of approximately $625,000.

As of December 31, 2011, the Company maintained an active commodity swap for 100 barrels per day through December 31, 2012, at a price of $96.25 per barrel.

The amount of gain (loss) recognized in income related to our derivative financial instruments was as follows:

	For the Year Ended December 31,
	2011	2010	2009(1)
Realized gain on oil price hedges	$625,043	$570,233	$-
Unrealized loss oil price hedges	$(75,609)	$(398,840)	$-

(1)	Prior to January 1, 2010, the Company did not enter any derivative financial instruments.

Unrealized gains and losses resulting from derivatives are recorded at fair value on the consolidated balance sheet and changes in fair value are recognized in the unrealized gain (loss) on hedge contracts line on the consolidated statement of operations. Realized gains and losses resulting from the contract settlement of derivatives are recorded in the realized gain (loss)  line on the consolidated statement of income. As of December 31, 2011, the Company recorded an unrealized loss on its only active swap of $75,609.